Composition of Certain Financial Statement Line Items - Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,477	$ 2,656
Less: Accumulated depreciation	(1,994)	(1,285)
Total	2,483	1,371
Depreciation	1,019	710
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,032	2,256
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8	169
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	157	105
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1	126
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 279	$ 0